(Loss) Income Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
(Loss) Income Per Share
28.	(LOSS) INCOME PER SHARE

Basic and diluted (loss) income per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Numerator:
Net (loss) income attributable to ordinary shareholders used in calculating (loss) income per ordinary share—basic and diluted	(215,003)	130,831	85,893	14,190
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted (loss) income per share	142,251,454	138,211,177	135,077,172	135,077,172

Basic and diluted (loss) income per share	(1.51)	0.95	0.64	0.11

The share options were not included in the calculation of diluted (loss) income per share under the treasury stock method for the years ended December 31, 2011, 2012 and 2013, because their exercise prices were greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.